Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Significant Assumptions

	December 31,
	2014	2013

Risk-free interest rate	2.23-2.46%	2.75%
Expected volatility	73.0-100%	71.6-71.9%
Expected life (years)	7.8-10	7.96-8.6
Expected dividend yield	0%	0%

Schedule of Change in Fair Value of Level III Stock Warrants Liability

Fair value at December 31, 2012	$92,150
Change in fair value during the period	30,440
Fair value at December 31, 2013	122,590
Issuance of new warrants	323,021
Change in fair value during the period	7,263
Cashless exercise during the period	(452,874)
Fair value at December 31, 2014	$—

Schedule of Major Categories of Assets and Liabilities Measured at Fair Value on Recurring Basis
	December 31, 2013
	Identical Assets	Observable Inputs	Unobservable Inputs	Total December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2013
Liabilities measured at fair value
Stock Warrant Liability	$—	$—	$(122,590)	$(122,590)

Total Liabilities measured at fair value	$—	$—	$(122,590)	$(122,590)